BANK LOANS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Interest expenses	$ 1,278,301	$ 1,271,295	$ 966,800